MML SERIES INVESTMENT FUND
MML Sustainable Equity Fund
Supplement dated July 10, 2026 to the
Prospectus dated April 24, 2026 and the
Summary Prospectus dated April 24, 2026
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective immediately, the following information supplements the information found under the heading Portfolio Manager(s) in the section titled Management (page 28 of the Prospectus). Effective July 31, 2026, the information for Justin Brown and Joe Reiland found under the heading Portfolio Manager(s) in the section titled Management (page 28 of the Prospectus) is hereby deleted.
DJ Cross, CFA is a Vice President, Senior Investment Analyst, and Portfolio Manager at American Century. He has managed the Fund since July 2026.
Scott Marolf is a Vice President and Senior Portfolio Manager at American Century. He has managed the Fund since July 2026.
Effective immediately, the following information supplements the information found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 118 of the Prospectus. Effective July 31, 2026, the information for Justin Brown and Joe Reiland found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 118 of the Prospectus is hereby deleted.
DJ Cross, CFA

is a portfolio manager of the MML Sustainable Equity Fund, which is managed on a team basis. He is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Cross is a Vice President, Senior Investment Analyst, and Portfolio Manager for American Century. Mr. Cross joined American Century in 2016 as a senior investment analyst and became a portfolio manager in 2022.
Scott Marolf

is a portfolio manager of the MML Sustainable Equity Fund, which is managed on a team basis. He is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Marolf is a Vice President and Senior Portfolio Manager for American Century. Mr. Marolf joined American Century in 2008 as an equity research analyst and became a portfolio manager in 2020.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MMLPRO-26-03
VIPSE-26-01